Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Cash receipts from customers	$ 113,205	$ 97,688	$ 94,503
Cash paid for inventory and prescriptions dispensed by retail network pharmacies	(90,032)	(75,148)	(73,143)
Cash paid to other suppliers and employees	(13,643)	(13,635)	(13,778)
Interest received	4	4	4
Interest paid	(581)	(647)	(583)
Income taxes paid	(2,282)	(2,406)	(2,224)
Net cash provided by operating activities	6,671	5,856	4,779
Cash flows from investing activities:
Purchases of property and equipment	(2,030)	(1,872)	(2,005)
Proceeds from sale-leaseback transactions	529	592	507
Proceeds from sale of property and equipment	23	4	34
Acquisitions (net of cash acquired) and other investments	(378)	(1,441)	(177)
Purchase of available-for-sale investments		(3)
Maturity of available-for-sale investments		60	1
Proceeds from sale of subsidiary	7	250
Net cash used in investing activities	(1,849)	(2,410)	(1,640)
Cash flows from financing activities:
Increase (decrease) in short-term debt	(60)	450	(15)
Proceeds from issuance of long-term debt	1,239	1,463	991
Repayments of long-term debt	(1,718)	(2,122)	(2,103)
Purchase of noncontrolling interest in subsidiary	(26)
Dividends paid	(829)	(674)	(479)
Derivative settlements		(19)	(5)
Proceeds from exercise of stock options	836	431	285
Excess tax benefits from stock-based compensation	28	21	28
Repurchase of common stock	(4,330)	(3,001)	(1,500)
Other		(9)
Net cash used in financing activities	(4,860)	(3,460)	(2,798)
Net increase (decrease) in cash and cash equivalents	(38)	(14)	341
Cash and cash equivalents at the beginning of the year	1,413	1,427	1,086
Cash and cash equivalents at the end of the year	1,375	1,413	1,427
Reconciliation of net income to net cash provided by operating activities:
Net income	3,875	3,457	3,424
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,753	1,568	1,469
Stock-based compensation	132	135	150
Loss on early extinguishment of debt	348
Gain on sale of subsidiary		(53)
Deferred income taxes and other noncash items	(106)	144	30
Change in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable, net	(387)	(748)	532
Inventories	(858)	607	(352)
Other current assets	3	(420)	(4)
Other assets	(99)	(49)	(210)
Accounts payable and claims and discounts payable	1,147	1,128	(40)
Accrued expenses	753	85	(176)
Other long-term liabilities	110	2	(44)
Net cash provided by operating activities	$ 6,671	$ 5,856	$ 4,779